Accounts receivable, net (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 705,060	¥ 4,862,941	¥ 1,886,467
Provision for doubtful accounts	2,263,037	15,671,985	2,976,474
Exchange rate difference | ¥
Exchange difference | $	(126,207)
Ending balance	$ 2,841,890	¥ 20,534,926	¥ 4,862,941